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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611

                          Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2003 through September 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                                     -------
                                      VALUE
                                      FUND

                                     Annual
                                     Report
                                     9/30/04


                                 {LOGO] PIONEER
                                        Investments

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              8
Portfolio Management Discussion                             10
Schedule of Investments                                     13
Financial Statements                                        20
Notes to Financial Statements                               29
Report of Independent Registered Public Accounting Firm     37
The Pioneer Family of Mutual Funds                          38
Trustees, Officers and Service Providers                    39

Pioneer Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer Funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood
    --------------
Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL DOCUMENT.]

U.S. Common Stocks                                     88.7%
Depositary Receipts for International Stocks            5.5%
Temporary Cash Investments                              4.1%
International Common Stocks                             1.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL DOCUMENT.]

Financials                                             33.9%
Energy                                                 12.7%
Industrials                                            11.7%
Consumer Discretionary                                  8.9%
Information Technology                                  8.6%
Health Care                                             6.4%
Telecommunication Services                              5.9%
Consumer Staples                                        5.8%
Materials                                               4.9%
Utilities                                               1.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.    Bank of America Corp.        5.26%      6.    ConocoPhillips              2.27%
2.    Citigroup, Inc.              5.04       7.    Time Warner, Inc.           2.25
3.    Freddie Mac                  3.66       8.    First Data Corp.            2.20
4.    HCA, Inc.                    2.40       9.    Hewlett-Packard Co.         2.16
5.    United Technologies Corp.    2.30      10.    Berkshire Hathaway, Inc.    2.14

*This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   9/30/04      9/30/03
                            $18.83       $16.25

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(10/1/03 - 9/30/04)         Income       Capital Gains   Capital Gains
                            $0.1383      $ --            $0.0404

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2004)

             Net Asset    Public Offering
Period         Value        Price (POP)
10 Years      7.80%            7.16%
5 Years       4.88             3.64
1 Year       17.04            10.32

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL
DOCUMENT.]

Value of $10,000 Investment

Date              Pioneer Value        Russell 1000
                  Fund                 Value Index
9/30/1994          $9,425              $10,000
                  $11,303              $12,771
9/30/1996         $12,680              $15,063
                  $18,507              $21,435
9/30/1998         $14,071              $22,208
                  $15,741              $26,366
9/30/2000         $18,306              $28,717
                  $16,681              $26,157
9/30/2002         $13,882              $21,724
                  $17,066              $27,019
9/30/2004         $19,974              $32,560

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   9/30/04      9/30/03
                            $17.87       $15.45


                            Net
Distributions per Share     Investment   Short-Term       Long-Term
(10/1/03 - 9/30/04)         Income       Capital Gains    Capital Gains
                            $ --         $ --             $0.0404

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2004)
                      If          If
Period               Held      Redeemed
Life-of-Class
(7/1/96)              4.73%       4.73%
5 Years               3.66        3.50
1 Year               15.95       11.95

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL
DOCUMENT.]

Value of $10,000 Investment

Date              Pioneer Value        Russell 1000
                  Fund                 Value Index
7/31/1996         $10,000              $10,000
                  $10,926              $10,695
                  $15,797              $15,220
9/30/1998         $11,886              $15,769
                  $13,149              $18,721
9/30/2000         $15,097              $20,391
                  $13,611              $18,573
9/30/2002         $11,205              $15,425
                  $13,570              $19,185
9/30/2004         $15,735              $23,116

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable CDSC. The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   9/30/04      9/30/03
                            $17.87       $15.49


                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(10/1/03 - 9/30/04)         Income       Capital Gains   Capital Gains
                            $ --         $ --            $0.0404

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2004)
                      If           If
Period               Held       Redeemed
Life-of-Class
(7/1/96)             4.73%        4.73%
5 Years              3.63         3.63
1 Year              15.66        15.66

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL
DOCUMENT.]

Value of $10,000 Investment

Date              Pioneer Value        Russell 1000
                  Fund                 Value Index
7/31/1996         $10,000              $10,000
                  $10,921              $10,695
                  $15,781              $15,220
9/30/1998         $11,904              $15,769
                  $13,166              $18,721
9/30/2000         $15,119              $20,391
                  $13,610              $18,573
9/30/2002         $11,190              $15,425
                  $13,607              $19,185
9/30/2004         $15,737              $23,116

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   9/30/04      9/30/03
                            $18.64       $16.24


                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(10/1/03 - 9/30/04)         Income       Capital Gains   Capital Gains
                            $0.0917      $ --            $0.0404

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2004)
                If           If
Period         Held       Redeemed
10 Years       7.21%        7.21%
5 Years        4.25         4.25
1 Year        15.64        15.64


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL
DOCUMENT.]

Value of $10,000 Investment

Date              Pioneer Value        Russell 1000
                  Fund                 Value Index
9/30/1994         $10,000              $10,000
                  $11,932              $12,771
9/30/1996         $13,318              $15,063
                  $19,341              $21,435
9/30/1998         $14,631              $22,208
                  $16,286              $26,366
9/30/2000         $18,845              $28,717
                  $17,086              $26,157
9/30/2002         $14,146              $21,724
                  $17,337              $27,019
9/30/2004         $20,048              $32,560

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/04                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   9/30/04      8/11/04
                            $16.84       $18.16


                            Net
Distributions per Share     Investment   Short-Term       Long-Term
(8/11/04 - 9/30/04)         Income       Capital Gains    Capital Gains
                            $ --         $ --             $ --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2004)
                If           If
Period         Held       Redeemed
10 Years        7.80%        7.80%
5 Years         4.89         4.89
1 Year         17.10        17.10

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL
DOCUMENT.]

Value of $10,000 Investment

Date              Pioneer Value        Russell 1000
                  Fund                 Value Index
8/31/2004         $10,000              $10,000
9/30/2004         $10,107              $10,155

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6
2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund
Based on actual returns from April 1, 2004 through September 30, 2004

Share Class                  A            B            C            R            Y
---------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 4/1/04
(8/11/04 for Class Y)

Ending Account          $1,009.14    $1,005.64    $1,003.38    $  998.53    $1,037.40
Value On 9/30/04

Expenses Paid During    $    4.90    $    7.89    $   10.60    $   20.59    $    0.87
Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.97%, 1.57%, 2.12%, 4.12%, and 0.61% for Classes A, B, C, R and Y, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period), (51/366 for Class Y.)

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from April 1, 2004 through September 30, 2004

Share Class                  A            B            C            R            Y
----------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 4/1/04
(8/11/04 for Class Y)
Ending Account Value    $1,019.90    $1,015.55    $1,014.00    $1,011.15    $1,006.12
On 9/30/04
Expenses Paid During    $    4.92    $    7.93    $   10.65    $   20.72    $    0.85
Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.97%, 1.57%, 2.12%, 4.12%, and 0.61% for Classes A, B, C, R and Y, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period), (51/366 for Class Y.)

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04
--------------------------------------------------------------------------------

The stock market rally that began in 2003 lost momentum early in 2004. Value stocks, as represented by the Russell 1000 Value Index, outperformed growth issues, as represented by the Russell 1000 Growth Index, over the last twelve months, with most of the fiscal period's gains occurring in late 2003. In the following discussion, portfolio manager Rod Wright reviews the market and the economy and describes the factors that affected the Fund's performance for its latest fiscal year.

Q.  Please describe the investment background over the last twelve months.

A. In the last quarter of 2003, weaker and more speculative issues led the stock market higher in what proved to be the final leg of the rally that had begun in March. Since then, a number of influences have made markets choppy. With the economy expanding at a vigorous clip in the first quarter, the Federal Reserve Board raised interest rates, causing a decline in stock prices. The Fed has now raised rates three times since June. The market regained some ground in the summer on the strength of positive earnings, but the uncertainty caused by the ultimate level of interest rates, higher oil prices, slower than anticipated jobs growth, the war in Iraq, and the upcoming election have conspired to keep the overall market relatively flat in 2004.

Q.  How did Pioneer Value Fund perform against that background?

A. For the twelve months ended September 30, 2004, Pioneer Value Fund's Class A, B, C, R and Y shares had total returns at net asset value of 17.04%, 15.95%, 15.66%, 15.64% and 17.10%, respectively. These figures compare to the 20.42% return of the Russell 1000 Value Index, the Fund's benchmark, for the same period. During the 12-month period, the average return of the 413 funds in Lipper's large-cap value category was 16.41%.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q.  Which of your decisions or strategies had the most impact on performance?

A. In order to focus more closely on our stock picking, we have aligned the Fund's sector weightings more closely to our benchmark than before. As a result, most of the impact on performance comes from stock selection rather than sector bets. We think this strategy plays to our strengths.

    Several of our choices in the energy sector scored impressive gains, as oil prices moved to record levels. Suncor Energy's costly process for extracting oil from Canadian oil sands grew more profitable as prices rose. Deep water driller Transocean Offshore and Anadarko, an exploration and development company, also benefited from rising prices, as did integrated producers Conoco Phillips and Occidental Petroleum. Performance relative to the benchmark suffered somewhat from our not holding ExxonMobil, which we had viewed as overvalued.

Q.  What were some other selections that influenced performance favorably?

A. The turnaround continued at Tyco, a conglomerate with worldwide interests, as a new management team imposed fiscal discipline. Tyco also sold off unproductive units and strengthened its balance sheet by reducing its debt burden. AT&T Wireless rose sharply early in the period on news that Cingular was launching a takeover bid.

    In financials, Countrywide Financial, a mortgage lender, saw profits increase as mortgage rates moderated and homebuilding continued to be strong. Credit-card issuer Providian rose on the basis of stronger financial performance and a revised business strategy. But First Data, which processes credit-card transactions, rose only modestly as earnings growth stalled. Freddie Mac, the government-chartered company that purchases home mortgages and bundles them into securities, rose on strong housing activity while dealing with a series of regulatory challenges. Successful implementation of its merger with Fleet Bank helped boost shares of Bank of America.

    United Technologies also rose as the company benefited from cyclical upswings in its Pratt and Whitney aerospace and Carrier

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/04                              (continued)
--------------------------------------------------------------------------------

    air conditioning divisions. Waste Management continued to perform well in the expanding economy.

Q.  Which of the Fund's holdings held back results?

A. Unexpected news of safety concerns surrounding Vioxx, Merck's arthritis treatment, and the drug's withdrawal from the market drove shares of the pharmaceutical giant sharply lower on the last day of the period. We are assessing the impact of this news on Merck's prospects and watching developments closely. We eliminated shares of AT&T following a court ruling which allowed the regional Bell companies to raise the price AT&T pays for access to their lines. The higher fees have done damage to AT&T's position in the highly competitive, price-sensitive long-distance market. HCA, like other hospital companies, has seen uncollectable accounts expand, as it treats numbers of uninsured patients and others who cannot pay their bills.

    Among media companies, shares of Clear Channel Communications, which operates over 1,100 radio stations, have slumped for most of this year as ad revenues failed to expand with the economic recovery. Time Warner continued to struggle with problems at its AOL division. Wariness that Wal-Mart's grocery operation would encroach on its market share caused supermarket chain Kroger to decline, despite good business fundamentals.

Q.  What is your outlook for the economy and for value stocks?

A. Cautiously optimistic. We feel that earnings will expand as the economy continues to move forward. A moderating economic expansion rate, such as we are experiencing, could take some of the pressure off the Federal Reserve Board to raise interest rates further. As earnings have grown while stock prices remained flat, equity valuations are now more in line with earnings potential than they were at the beginning of 2004; so, the market is more attractively valued than a year ago, and gradually rising earnings may fuel a parallel rise in stock prices. Among other variables, a decline in oil prices would be a major positive, as would the cooling of international hot spots like Iraq and North Korea.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04
--------------------------------------------------------------------------------


Shares                                                                    Value
              COMMON STOCKS - 96.4%
              Energy - 12.2%
              Integrated Oil & Gas - 6.6%
  775,000     BP Amoco Plc (A.D.R.)                              $   44,585,750
1,000,000     ConocoPhillips                                         82,850,000
1,200,000     ChevronTexaco Corp.                                    64,368,000
1,024,400     Occidental Petroleum Corp.                             57,294,692
                                                                 --------------
                                                                 $  249,098,442
                                                                 --------------
              Oil & Gas Drilling - 2.0%
  775,000     ENSCO International, Inc.                          $   25,319,250
  550,000     Nabors Industries, Inc.*                               26,042,500
  700,000     Transocean Offshore, Inc.*                             25,046,000
                                                                 --------------
                                                                 $   76,407,750
                                                                 --------------
              Oil & Gas Exploration & Production - 3.6%
  700,000     Anadarko Petroleum Corp.                           $   46,452,000
  800,000     Devon Energy Corp.                                     56,808,000
1,098,800     Suncor Energy, Inc.                                    35,172,588
                                                                 --------------
                                                                 $  138,432,588
                                                                 --------------
              Total Energy                                       $  463,938,780
                                                                 --------------
              Materials - 4.7%
              Commodity Chemicals - 1.1%
1,000,000     Praxair, Inc.                                      $   42,740,000
                                                                 --------------
              Diversified Chemical - 0.9%
  550,000     PPG Industries, Inc.                               $   33,704,000
                                                                 --------------
              Diversified Metals & Mining - 0.7%
  500,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   20,250,000
   65,000     Phelps Dodge Corp.                                      5,981,950
                                                                 --------------
                                                                 $   26,231,950
                                                                 --------------
              Metal & Glass Containers - 0.7%
  700,000     Ball Corp.                                         $   26,201,000
                                                                 --------------
              Paper Products - 1.3%
  750,000     Weyerhaeuser Co.                                   $   49,860,000
                                                                 --------------
              Total Materials                                    $  178,736,950
                                                                 --------------
              Capital Goods - 7.3%
              Aerospace & Defense - 1.1%
  750,000     Northrop Grumman Corp.                             $   39,997,500
                                                                 --------------


The accompanying notes are an integral part of these financial statements.   13

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
              Electrical Component & Equipment - 1.8%
2,007,900     General Electric Co.                               $   67,425,282
                                                                 --------------
              Industrial Conglomerates - 4.4%
  375,000     Donaldson Co., Inc.                                $   10,646,250
2,400,000     Tyco International, Ltd.                               73,584,000
  900,000     United Technologies Corp.                              84,042,000
                                                                 --------------
                                                                 $  168,272,250
                                                                 --------------
              Total Capital Goods                                $  275,695,032
                                                                 --------------
              Commercial Services & Supplies - 1.8%
              Environmental Services - 1.8%
2,500,000     Waste Management, Inc.                             $   68,350,000
                                                                 --------------
              Total Commercial Services & Supplies               $   68,350,000
                                                                 --------------
              Transportation - 2.2%
              Airlines - 1.0%
2,675,000     Southwest Airlines Co.                             $   36,433,500
                                                                 --------------
              Railroads - 0.3%
  248,100     Canadian National Railway Co.                      $   12,032,850
                                                                 --------------
              Trucking - 0.9%
  440,000     United Parcel Service                              $   33,404,800
                                                                 --------------
              Total Transportation                               $   81,871,150
                                                                 --------------
              Hotels, Restaurants & Leisure - 1.2%
              Restaurants - 1.2%
1,675,000     McDonald's Corp.                                   $   46,950,250
                                                                 --------------
              Total Hotels, Restaurants & Leisure                $   46,950,250
                                                                 --------------
              Media - 6.7%
              Advertising - 0.2%
  110,000     Omnicom Group                                      $    8,036,600
                                                                 --------------
              Broadcasting & Cable TV - 2.4%
1,250,000     Clear Channel Communications, Inc.                 $   38,962,500
1,775,000     Comcast Corp.*                                         50,126,000
                                                                 --------------
                                                                 $   89,088,500
                                                                 --------------
              Movies & Entertainment - 3.4%
5,100,000     Time Warner, Inc.*                                 $   82,314,000
1,400,000     Viacom, Inc. (Class B)                                 46,984,000
                                                                 --------------
                                                                 $  129,298,000
                                                                 --------------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
              Publishing - 0.7%
  308,600     Gannett Co.                                        $   25,848,336
                                                                 --------------
              Total Media                                        $  252,271,436
                                                                 --------------
              Retailing - 0.6%
              Department Stores - 0.6%
  500,000     Kohl's Corp.*                                      $   24,095,000
                                                                 --------------
              Total Retailing                                    $   24,095,000
                                                                 --------------
              Food & Drug Retailing - 2.1%
              Food Retail - 2.1%
2,617,000     Kroger Co.*                                        $   40,615,840
  175,000     Nestle SA (Registered Shares)                          40,200,803
                                                                 --------------
              Total Food & Drug Retailing                        $   80,816,643
                                                                 --------------
              Food, Beverage & Tobacco - 2.4%
              Packaged Foods & Meats - 0.9%
1,500,000     Sara Lee Corp.                                     $   34,290,000
                                                                 --------------
              Soft Drinks - 1.5%
1,200,000     PepsiCo, Inc.                                      $   58,380,000
                                                                 --------------
              Total Food, Beverage & Tobacco                     $   92,670,000
                                                                 --------------
              Household & Personal Products - 1.0%
              Personal Products - 1.0%
  600,000     Kimberly-Clark Corp.                               $   38,754,000
                                                                 --------------
              Total Household & Personal Products                $   38,754,000
                                                                 --------------
              Health Care Equipment & Services - 3.3%
              Health Care Distributors - 0.9%
  920,000     Wyeth                                              $   34,408,000
                                                                 --------------
              Health Care Facilities - 2.4%
2,300,000     HCA, Inc.                                          $   87,745,000
  400,000     Tenet Healthcare Corp.*                                 4,316,000
                                                                 --------------
                                                                 $   92,061,000
                                                                 --------------
              Total Health Care Equipment & Services             $  126,469,000
                                                                 --------------
              Pharmaceuticals & Biotechnology - 2.8%
              Pharmaceuticals - 2.8%
1,350,000     Merck & Co., Inc.                                  $   44,550,000
2,000,000     Pfizer, Inc.                                           61,200,000
                                                                 --------------
              Total Pharmaceuticals & Biotechnology              $  105,750,000
                                                                 --------------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
              Banks - 11.8%
              Diversified Banks - 7.7%
4,432,950     Bank of America Corp.                              $  192,079,724
1,600,000     U.S. Bancorp                                           46,240,000
  900,000     Wells Fargo & Co.                                      53,667,000
                                                                 --------------
                                                                 $  291,986,724
                                                                 --------------
              Regional Banks - 0.5%
  450,000     North Fork Bancorporation, Inc. (b)                $   20,002,500
                                                                 --------------
              Thrifts & Mortgage Finance - 3.6%
2,050,000     Freddie Mac                                        $  133,742,000
                                                                 --------------
              Total Banks                                        $  445,731,224
                                                                 --------------
              Diversified Financials - 12.9%
              Asset Management & Custody Banks - 1.5%
2,000,000     The Bank of New York Co., Inc.                     $   58,340,000
                                                                 --------------
              Consumer Finance - 1.9%
4,600,000     Providian Financial Corp.*                         $   71,484,000
                                                                 --------------
              Investment Banking & Brokerage - 4.6%
  525,000     Goldman Sachs Group, Inc.                          $   48,951,000
  750,000     Lehman Brothers Holdings, Inc.                         59,790,000
1,298,400     Merrill Lynch & Co., Inc.                              64,556,448
                                                                 --------------
                                                                 $  173,297,448
                                                                 --------------
              Diversified Financial Services - 4.9%
4,172,800     Citigroup, Inc.                                    $  184,103,936
                                                                 --------------
              Total Diversified Financials                       $  487,225,384
                                                                 --------------
              Insurance - 8.1%
              Insurance Brokers - 1.1%
  950,000     Marsh & McLennan Co., Inc.                         $   43,472,000
                                                                 --------------
              Life & Health Insurance - 1.1%
2,727,300     UNUM Corp.                                         $   42,791,337
                                                                 --------------
              Multi-Line Insurance - 3.0%
  500,000     American International Group, Inc.                 $   33,995,000
      900     Berkshire Hathaway, Inc.*                              77,985,000
                                                                 --------------
                                                                 $  111,980,000
                                                                 --------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
              Property & Casualty Insurance - 2.9%
   600,000    Ambac Financial Group, Inc.                        $   47,970,000
 1,250,000    Allstate Corp.                                         59,987,500
                                                                 --------------
                                                                 $  107,957,500
                                                                 --------------
              Total Insurance                                    $  306,200,837
                                                                 --------------
              Software & Services - 3.4%
              Application Software - 1.3%
 2,667,800    Veritas Software Corp.*                            $   47,486,840
                                                                 --------------
              Data Processing & Outsourced Services - 2.1%
 1,850,000    First Data Corp.                                   $   80,475,000
                                                                 --------------
              Total Software & Services                          $  127,961,840
                                                                 --------------
              Technology Hardware & Equipment - 4.3%
              Communications Equipment - 1.8%
 1,450,000    Motorola, Inc.                                     $   26,158,000
 3,185,800    Nokia Corp. (A.D.R.)                                   43,709,176
                                                                 --------------
                                                                 $   69,867,176
                                                                 --------------
              Computer Hardware - 2.1%
 4,200,000    Hewlett-Packard Co.                                $   78,750,000
                                                                 --------------
              Electronic Equipment & Instruments - 0.4%
   620,400    Koninklijke Philips Electronics                    $   14,213,364
                                                                 --------------
              Total Technology Hardware & Equipment              $  162,830,540
                                                                 --------------
              Semiconductors - 0.7%
 1,248,200    Intel Corp.                                        $   25,038,892
                                                                 --------------
              Total Semiconductors                               $   25,038,892
                                                                 --------------
              Telecommunication Services - 5.7%
              Integrated Telecommunications Services - 2.1%
   450,000    Alltel Corp.                                       $   24,709,500
 2,000,000    BellSouth Corp.                                        54,240,000
                                                                 --------------
                                                                 $   78,949,500
                                                                 --------------
              Wireless Telecommunications Services - 3.6%
 3,200,000    AT&T Wireless Services, Inc.*                      $   47,296,000
   300,000    Nextel Communications, Inc.*                            7,152,000
 2,400,000    Vodafone Group Plc (A.D.R.)                            57,864,000
10,000,000    Vodafone Group Plc                                     24,007,711
                                                                 --------------
                                                                 $  136,319,711
                                                                 --------------
              Total Telecommunication Services                   $  215,269,211
                                                                 --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/04                                      (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
              Utilities - 1.2%
              Electric Utilities - 1.2%
  700,000     Dominion Resources, Inc.                           $   45,675,000
                                                                 --------------
              Total Utilities                                    $   45,675,000
                                                                 --------------
              TOTAL COMMON STOCKS
              (Cost $3,073,741,138)                              $3,652,301,169
                                                                 --------------

Principal
Amount
              TEMPORARY CASH INVESTMENTS - 4.1%
              Repurchase Agreement - 3.6%
$137,100,000  Greenwich Capital, Inc., 1.68%, dated
              9/30/04, repurchase price of $137,100,000
              plus accrued interest on 10/1/04
              collateralized by $57,135,000 U.S. Treasury
              Bills, 3.5%, 11/15/06, $30,000,000 U.S.
              Treasury Bills, 3.375%, 12/15/08 and
              $50,000,000 U.S. Treasury Bills, 2.75%,
              6/30/06                                            $  137,100,000
                                                                 --------------

  Shares
              Time Deposits - 0.5%
13,805,232    BNP Paribas                                        $   13,805,232
 4,961,757    Royal Bank of Canada                                    4,961,757
   470,511    Westdeutsche Landesbank Girozentrale                      470,511
                                                                 ==============
                                                                 $   19,237,500
                                                                 --------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $156,337,500)                                $  156,337,500
                                                                 --------------
              TOTAL INVESTMENT IN SECURITIES - 100.5%
              Cost ($3,230,078,638) (a)                          $3,808,638,669
                                                                 --------------
              OTHER ASSETS AND LIABILITIES - (0.5)%              $  (19,198,145)
                                                                 --------------
              TOTAL NET ASSETS - 100.0%                          $3,789,440,524
                                                                 ==============


18    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     *   Non-income producing securities.
A.D.R.   American Depositary Receipts

   (a)   At September 30, 2004, the net unrealized gain on
         investments based on cost for federal income tax
         purposes of $3,246,120,824 was as follows:
         Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost              $648,860,057
         Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value               (86,342,212)
                                                                        ------------
         Net unrealized gain                                            $562,517,845
                                                                        ============

   (b)   At September 30, 2004, the following securities were out on loan:

         Shares          Security                                       Market Value
         427,500         North Fork Bancorporation, Inc.                $19,002,375
                                                                        -----------
                         Total                                          $19,002,375
                                                                        ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2004 aggregated $1,473,656,478 and $1,785,686,989, respectively.


The accompanying notes are an integral part of these financial statements.   19

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
     loaned of $19,002,375) (cost $3,230,078,638)                 $3,808,638,669
  Cash                                                                    58,530
  Receivables -
     Fund shares sold                                                  3,057,876
     Dividends, interest and foreign taxes withheld                    3,553,242
  Other                                                                   65,894
                                                                  --------------
       Total assets                                               $3,815,374,211
                                                                  --------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                      $    2,659,492
     Upon return of securities loaned                                 19,237,500
  Due to affiliates                                                    3,766,440
  Accrued expenses                                                       270,255
                                                                  --------------
       Total liabilities                                          $   25,933,687
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $2,807,050,960
  Undistributed net investment income                                 13,655,329
  Accumulated net realized gain on investments and foreign
     currency transactions                                           390,169,934
  Net unrealized gain on investments                                 578,560,031
  Net unrealized gain on assets and liabilities denominated in
     foreign currencies                                                    4,270
                                                                  --------------
       Total net assets                                           $3,789,440,524
                                                                  ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,745,950,373/198,945,805 shares)            $        18.83
                                                                  ==============
  Class B (based on $32,440,273/1,814,960 shares)                 $        17.87
                                                                  ==============
  Class C (based on $9,167,623/513,058 shares)                    $        17.87
                                                                  ==============
  Class R (based on $10,049/539 shares)                           $        18.64
                                                                  ==============
  Class Y (based on $1,872,206/99,375 shares)                     $        18.84
                                                                  ==============
MAXIMUM OFFERING PRICE:
  Class A ($18.83 [divided by] 94.25%)                            $        19.98
                                                                  ==============


20    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $199,634)     $ 65,118,720
  Interest                                                       588,247
  Income from securities loaned, net                              83,810
                                                            ------------
       Total investment income                                               $ 65,790,777
                                                                             ------------
EXPENSES:
  Management fees
     Basic Fee                                              $ 22,729,835
     Performance Adjustment                                       90,559
  Transfer agent fees and expenses
     Class A                                                   6,217,166
     Class B                                                      77,225
     Class C                                                      49,353
     Class R                                                          98
  Distribution fees
     Class A                                                   8,628,313
     Class B                                                     283,124
     Class C                                                      84,456
     Class R                                                          29
  Administrative reimbursements                                  446,808
  Custodian fees                                                 179,254
  Registration fees                                               82,035
  Professional fees                                               16,201
  Fees and expenses of nonaffiliated trustees                     47,035
  Miscellaneous                                                   45,517
                                                            ------------
       Total expenses                                                        $ 38,977,008
                                                                             ------------
       Less fees paid indirectly                                                  (40,478)
       Net expenses                                                          $ 38,936,530
                                                                             ------------
         Net investment income                                               $ 26,854,247
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                            $411,099,019
     Other assets and liabilities denominated in
       foreign currencies                                       (521,497)    $410,577,522
                                                            ------------     ------------
  Change in net unrealized gain on:
     Investments                                            $142,288,308
     Other assets and liabilities denominated in
       foreign currencies                                        139,429     $142,427,737
                                                            ------------     ------------
  Net gain on investments and foreign currency
     transactions                                                            $553,005,259
                                                                             ------------
  Net increase in net assets resulting from operations                       $579,859,506
                                                                             ============

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/04 and 9/30/03, respectively

                                                            Year Ended           Year Ended
                                                             9/30/04              9/30/03
FROM OPERATIONS:
Net investment income                                     $   26,854,247      $   27,571,486
Net realized gain (loss) on investments and foreign
  currency transactions                                      410,577,522          (6,014,714)
Change in net unrealized gain on investments and
  foreign currency transactions                              142,427,737         648,601,696
                                                          --------------      --------------
  Net increase in net assets resulting from operations    $  579,859,506      $  670,158,468
                                                          --------------      --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.14 and $0.24 per share, respectively)       $  (28,499,251)     $  (51,967,828)
  Class B ($0.00 and $0.10 per share, respectively)                    -            (151,062)
  Class C ($0.00 and $0.10 per share, respectively)                    -             (42,012)
  Class R ($0.09 and $0.06 per share, respectively)                  (18)                 (2)
Net realized gain:
  Class A ($0.04 and $2.11 per share, respectively)       $   (8,442,480)     $ (412,167,757)
  Class B ($0.04 and $2.11 per share, respectively)              (57,538)         (3,027,905)
  Class C ($0.04 and $2.11 per share, respectively)              (17,230)         (1,069,111)
  Class R ($0.04 and $0.00 per share, respectively)                   (1)                 --
                                                          --------------      --------------
     Total distributions to shareowners                   $  (37,016,518)     $ (468,425,677)
                                                          --------------      --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  154,313,837      $  168,214,756
Reinvestment of distributions                                 33,639,128         437,945,687
Cost of shares repurchased                                  (394,332,655)       (393,771,669)
                                                          --------------      --------------
  Net increase (decrease) in net assets resulting
     from Fund share transactions                         $ (206,379,690)     $  212,388,774
                                                          ---------------     --------------
  Net increase in net assets                              $  336,463,298      $  414,121,565
NET ASSETS:
Beginning of year                                          3,452,977,226       3,038,855,661
                                                          --------------      --------------
End of year (including undistributed net investment
  income of $13,655,329 and $15,821,848,
  respectively)                                           $3,789,440,524      $3,452,977,226
                                                          ==============      ==============


22   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the Years Ended 9/30/04 and 9/30/03, respectively

                                    '04 Shares      '04 Amount        '03 Shares     '03 Amount
CLASS A
Shares sold                          7,254,846    $ 132,850,875        9,607,170    $ 146,560,494
Reinvestment of distributions        1,882,875       33,571,800       28,545,217      434,044,832
Less shares repurchased            (20,956,950)    (383,611,951)     (24,720,333)    (373,704,092)
                                   -----------    -------------      -----------    -------------
  Net increase (decrease)          (11,819,229)   $(217,189,276)      13,432,054    $ 206,901,234
                                   ===========    =============      ===========    =============
CLASS B
Shares sold                            821,981    $  14,282,504          868,028    $  12,968,947
Reinvestment of distributions            3,250           52,391          201,911        2,933,220
Less shares repurchased               (412,570)      (7,199,035)        (889,846)     (12,610,377)
                                   -----------    -------------      -----------    -------------
  Net increase                         412,661    $   7,135,860          180,093    $   3,291,790
                                   ===========    =============      ===========    =============
CLASS C
Shares sold                            304,266    $   5,316,476          574,508    $   8,684,815
Reinvestment of distributions              924           14,922           66,620          967,635
Less shares repurchased               (202,030)      (3,518,368)        (520,937)      (7,457,200)
                                   -----------    -------------      -----------    -------------
  Net increase                         103,160    $   1,813,030          120,191    $   2,195,250
                                   ===========    =============      ===========    =============
CLASS R (a)
Shares sold                                620    $      11,646               36    $         500
Reinvestment of distributions                1               15               --               --
Less shares repurchased                   (118)          (2,174)              --               --
                                   -----------    -------------      -----------    -------------
  Net increase                             503    $       9,487               36    $         500
                                   ===========    =============      ===========    =============
CLASS Y (b)
Shares sold                             99,435    $   1,852,336
Reinvestment of distributions               --               --
Less shares repurchased                    (60)          (1,127)
                                   -----------    -------------
  Net increase                          99,375    $   1,851,209
                                   ===========    =============

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Class Y shares were first publicly offered on August 11, 2004.


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended     Year Ended     Year Ended      Year Ended     Year Ended
CLASS A                                                      9/30/04        9/30/03       9/30/02         9/30/01         9/30/00
Net asset value, beginning of period                       $    16.25     $    15.29     $    19.12      $    22.67      $    20.16
                                                           ----------     ----------     ----------      ----------      ----------
Increase (decrease) from investment operations:
 Net investment income                                     $     0.14     $     0.11     $     0.15      $     0.17      $     0.20
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             2.62           3.20          (3.17)          (2.05)           3.02
                                                           ----------     ----------     ----------      ----------      ----------
   Net increase (decrease) from investment operations      $     2.76     $     3.31     $    (3.02)     $    (1.88)     $     3.22
Distributions to shareowners:
 Net investment income                                          (0.14)         (0.24)         (0.09)          (0.14)          (0.20)
 Net realized gain                                              (0.04)         (2.11)         (0.72)          (1.53)          (0.51)
                                                           ----------     ----------     ----------      ----------      ----------
Net increase (decrease) in net asset value                 $     2.58     $     0.96     $    (3.83)     $    (3.55)     $     2.51
                                                           ----------     ----------     ----------      ----------      ----------
Net asset value, end of period                             $    18.83     $    16.25     $    15.29      $    19.12      $    22.67
                                                           ==========     ==========     ==========      ==========      ==========
Total return*                                                   17.04%         22.94%        (16.78)%         (8.88)%         16.29%
Ratio of net expenses to average net assets+                     1.02%          1.19%          1.16%           1.01%           0.96%
Ratio of net investment income to average net assets+            0.72%          0.85%          0.74%           0.76%           0.81%
Portfolio turnover rate                                            40%            40%            61%              3%              3%
Net assets, end of period (in thousands)                   $3,745,950     $3,424,962     $3,016,623      $3,885,560      $4,614,739
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                    1.02%          1.19%          1.16%           0.99%           0.94%
 Net investment income                                           0.72%          0.85%          0.74%           0.78%           0.83%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 + Ratios assuming no reduction for fees paid indirectly.


24    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended     Year Ended     Year Ended      Year Ended     Year Ended
CLASS B                                                      9/30/04        9/30/03       9/30/02         9/30/01         9/30/00
Net asset value, beginning of period                         $ 15.45       $ 14.71        $ 18.53        $ 22.11        $ 19.74
                                                             -------       -------        -------        -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $ (0.04)      $ (0.13)       $ (0.08)       $  0.01        $ (0.14)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                            2.50          3.08          (3.02)         (2.06)          3.02
                                                             -------       -------        -------        -------        -------
   Net increase (decrease) from investment operations        $  2.46       $  2.95        $ (3.10)       $ (2.05)       $  2.88
Distributions to shareowners:
 Net investment income                                            --         (0.10)            --             --             --
 Net realized gain                                             (0.04)        (2.11)         (0.72)         (1.53)         (0.51)
                                                             -------       -------        -------        -------        -------
Net increase (decrease) in net asset value                   $  2.42       $  0.74        $ (3.82)       $ (3.58)       $  2.37
                                                             -------       -------        -------        -------        -------
Net asset value, end of period                               $ 17.87       $ 15.45        $ 14.71        $ 18.53        $ 22.11
                                                             =======       =======        =======        =======        =======
Total return*                                                  15.95%        21.11%        (17.68)%        (9.84)%        14.81%
Ratio of net expenses to average net assets+                    1.89%         2.69%          2.28%          2.07%          2.23%
Ratio of net investment loss to average net assets+            (0.15)%       (0.66)%        (0.38)%        (0.30)%        (0.48)%
Portfolio turnover rate                                           40%           40%            61%             3%             3%
Net assets, end of period (in thousands)                     $32,440       $21,666        $17,976        $22,372        $20,632
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                   1.89%         2.68%          2.29%          2.05%          2.21%
 Net investment loss                                           (0.15)%       (0.65)%        (0.39)%        (0.28)%        (0.46)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
   Total return would be reduced if sales charges were taken into account.
 + Ratios assuming no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended     Year Ended     Year Ended      Year Ended     Year Ended
CLASS C                                                      9/30/04        9/30/03       9/30/02         9/30/01         9/30/00
Net asset value, beginning of period                         $15.49        $14.69         $ 18.53         $22.16          $19.78
                                                             ------        ------         -------         ------          ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $(0.09)       $(0.12)        $ (0.10)        $ 0.04          $(0.15)
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                           2.51          3.13           (3.02)         (2.12)           3.04
                                                             ------        ------         -------         ------          ------
   Net increase (decrease) from investment operations        $ 2.42        $ 3.01         $ (3.12)        $(2.08)         $ 2.89
Distributions to shareowners:
 Net investment income                                           --         (0.10)             --          (0.02)             --
 Net realized gain                                            (0.04)        (2.11)          (0.72)         (1.53)          (0.51)
                                                             ------        ------         -------         ------          ------
Net increase (decrease) in net asset value                   $ 2.38        $ 0.80         $ (3.84)        $(3.63)         $ 2.38
                                                             ------        ------         -------         ------          ------
Net asset value, end of period                               $17.87        $15.49         $ 14.69         $18.53          $22.16
                                                             ======        ======         =======         ======          ======
Total return*                                                 15.66%        21.61%         (17.79)%        (9.98)%         14.83%
Ratio of net expenses to average net assets+                   2.21%         2.48%           2.32%          2.15%           2.19%
Ratio of net investment loss to average net assets+           (0.47)%       (0.44)%         (0.42)%        (0.39)%         (0.43)%
Portfolio turnover rate                                          40%           40%             61%             3%              3%
Net assets, end of period (in thousands)                     $9,168        $6,349         $ 4,256         $4,431          $3,588
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                  2.20%         2.47%           2.32%          2.11%           2.16%
 Net investment loss                                          (0.46)%       (0.43)%         (0.42)%        (0.35)%         (0.40)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
   Total return would be reduced if sales charges were taken into account.
 + Ratios assuming no reduction for fees paid indirectly.

26  The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          4/1/03(a)
                                                          Year Ended          to
                                                            9/30/04        9/30/03
CLASS R
Net asset value, beginning of period                        $16.24         $13.91
                                                            ------         ------
Increase from investment operations:
  Net investment income (loss)                              $(0.12)        $ 0.05
  Net realized and unrealized gain on investments and
     foreign currency transactions                            2.65           2.34
                                                            ------         ------
     Net increase from investment operations                $ 2.53         $ 2.39
Distributions to shareowners:
  Net investment income                                      (0.09)         (0.06)
  Net realized gain                                          (0.04)             -
                                                            ------         ------
Net increase in net asset value                             $ 2.40         $ 2.33
                                                            ------         ------
Net asset value, end of period                              $18.64         $16.24
                                                            ======         ======
Total return*                                                15.64%         17.19%
Ratio of net expenses to average net assets+                  2.79%          1.42%**
Ratio of net investment income (loss) to average
  net assets+                                                (1.02)%         0.71%**
Portfolio turnover rate                                         40%            40%
Net assets, end of period (in thousands)                    $   10         $    1
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                2.77%          1.42%**
  Net investment income (loss)                               (1.00)%         0.71%**

(a) Class R shares were first publicly offered on April 1, 2003.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
 ** Annualized.
  + Ratio assuming no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      8/11/04(a)
                                                                          to
                                                                       9/30/04
CLASS Y
Net asset value, beginning of period                                    $18.16
                                                                        ------
Increase from investment operations:
  Net investment income                                                 $ 0.02
  Net realized and unrealized gain on investments and foreign
     currency transactions                                                0.66
                                                                        ------
     Net increase from investment operations                            $ 0.68
                                                                        ------
Net increase in net asset value                                         $ 0.68
                                                                        ------
Net asset value, end of period                                          $18.84
                                                                        ======
Total return*                                                             3.74%
Ratio of net expenses to average net assets+                              0.61%**
Ratio of net investment income to average net assets+                     1.37%**
Portfolio turnover rate                                                     40%
Net assets, end of period (in thousands)                                $1,872
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                            0.61%**
  Net investment income                                                   1.37%**

(a) Class Y shares were first publicly offered on August 11, 2004. * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
 ** Annualized.
  + Ratio assuming no reduction for fees paid indirectly.


28   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003 and Class Y shares were first publicly offered August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, Class R and Class Y shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date of the Fund. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by,

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                             (continued)
--------------------------------------------------------------------------------

    or under the direction of, the Board of Trustees. The Fund also may use the fair value of a security including a non U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At September 30, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended September 30, 2004 and 2003 were as follows:

--------------------------------------------------------------------------------
                                                   2004                 2003
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                             $28,499,269          $ 52,160,904
   Long-term capital gain                        8,517,249           416,264,773
   Return of capital                                    --                    --
                                               -----------          ------------
    Total                                      $37,016,518          $468,425,677
                                               ===========          ============
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at September 30, 2004.

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $ 52,551,724
  Undistributed long-term gain                                       367,315,725
  Unrealized appreciation                                            562,522,115
                                                                    ------------
    Total                                                           $982,389,564
                                                                    ============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

    At September 30, 2004, the Fund reclassified $521,497 to decrease undistributed net investment income and $521,497 to increase accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                                (continued)
--------------------------------------------------------------------------------

D.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of September 30, 2004, the Fund had no outstanding settlement or portfolio hedges.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $219,433 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2004.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
    3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end is disclosed on the Statements of Assets and Liabilities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in Time Deposits, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                                (continued)
--------------------------------------------------------------------------------

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment limited to a maximum of +/-0.10% based on the Fund's investment performance as compared with the Russell 1000[RegTM] Value Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +/-0.10% (a "ceiling" and a "floor"). Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Lipper Growth & Income Funds Index effective May 1, 2003; however, the Lipper Growth & Income Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the year ended September 30, 2004, the aggregate performance adjustment resulted in an increase to the basic fee of $90,559. For the year ended September 30, 2004, the net management fee was equivalent to 0.60% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2004, $1,822,059 was payable to PIM related to management fees, administration costs and certain other services and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,176,351 in transfer agent fees payable to PIMSS at September 30, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares, for distribution services. Included in due to affiliates is $768,030 in distribution fees payable to PFD at September 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares were eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2004, CDSCs in the amount of $57,222 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2004, the Fund's expenses were reduced by $40,478 under such arrangements.

6. Line of Credit
The Fund, along with certain others in the Pioneer Family of Funds

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/04                                (continued)
--------------------------------------------------------------------------------

(the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2%, on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended September 30, 2004, the Fund had no borrowings under this agreement.

ADDITIONAL INFORMATION (unaudited)
For the fiscal year ended September 30, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 100.00%.

Pioneer Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Value Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Value Fund (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors who have ceased operations and whose report, dated November 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Value Fund at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
November 10, 2004

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                     Asset Allocation
Pioneer Fund                                    Pioneer Ibbotson Moderate
Pioneer Balanced Fund                             Allocation Fund
Pioneer Equity Income Fund                      Pioneer Ibbotson Growth
Pioneer Growth Shares                             Allocation Fund
Pioneer Mid Cap Growth Fund                     Pioneer Ibbotson Aggressive
Pioneer Mid Cap Value Fund                        Allocation Fund
Pioneer Oak Ridge Large Cap
  Growth Fund                                   International/Global Equity
Pioneer Oak Ridge Small Cap                     Pioneer Emerging Markets Fund
  Growth Fund                                   Pioneer Europe Select Fund
Pioneer Papp America-Pacific                    Pioneer Europe Fund
  Rim Fund                                      Pioneer International Equity Fund
Pioneer Papp Small and Mid Cap                  Pioneer International Value Fund
  Growth Fund
Pioneer Papp Stock Fund                         Fixed Income
Pioneer Papp Strategic                          Pioneer America Income Trust
  Growth Fund                                   Pioneer Bond Fund
Pioneer Real Estate Shares                      Pioneer Global High Yield Fund
Pioneer Research Fund*                          Pioneer High Yield Fund
Pioneer Small Cap Value Fund                    Pioneer Short Term Income Fund
Pioneer Small Company Fund                      Pioneer Strategic Income Fund
Pioneer Value Fund                              Pioneer Tax Free Income Fund

                                                Money Market
                                                Pioneer Cash Reserves Fund**


* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal
   Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available at pioneerfunds.com and the SEC's website at http://www.sec.gov.

Pioneer Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                Positions Held                Term of Office and                                                Other Directorships
Name and Age    With the Fund                 Length of Service   Principal Occupation During Past Five Years   Held by this Trustee
John F. Cogan,  Chairman of the Board,        Since 1982.         Deputy Chairman and a Director of             Director of Harbor
Jr. (78)*       Trustee and President         Serves until        Pioneer Global Asset Management S.p.A.        Global Company, Ltd.
                                              retirement or       (PGAM); Non-Executive Chairman and a
                                              removal.            Director of Pioneer Investment
                                                                  Management USA Inc. (PIM-USA); Chairman
                                                                  and a Director of Pioneer; Director of
                                                                  Pioneer Alternative Investment
                                                                  Management Limited (Dublin); President
                                                                  and a Director of Pioneer Alternative
                                                                  Investment Management (Bermuda) Limited
                                                                  and affiliated funds; President and
                                                                  Director of Pioneer Funds Distributor,
                                                                  Inc. (PFD); President of all of the
                                                                  Pioneer Funds Counsel (since 2000,
                                                                  partner prior to 2000), Wilm Pickering
                                                                  Hale and Dorr LLP (counsel to PIM-USA an
                                                                  Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================
Osbert M.       Trustee and                   Since June, 2003.   President and Chief Executive Officer,        None
Hood (52)**     Executive Vice President      Serves until        PIM-USA since May, 2003 (Director since
                                              retirement or       January, 2001); President and Director
                                              removal.            of Pioneer since May, 2003; Chairman and
                                                                  Director of Pioneer Investment
                                                                  Management Shareholder Services, Inc.
                                                                  (PIMSS) since May, 2003; Executive Vice
                                                                  President of all of the Pioneer Funds
                                                                  since June, 2003; Executive Vice
                                                                  President and Chief Operating Officer of
                                                                  PIM-USA, November 2000 to May 2003;
                                                                  Executive Vice President, Chief
                                                                  Financial Officer and Treasurer, John
                                                                  Hancock Advisers, L.L.C., Boston, MA,
                                                                  November 1999 to November 2000; Senior
                                                                  Vice President and Chief Financial
                                                                  Officer, John Hancock Advisers, L.L.C.,
                                                                  April 1997 to November 1999
====================================================================================================================================
**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

Pioneer Value Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                Positions Held                Term of Office and                                                Other Directorships
Name and Age    With the Fund                 Length of Service   Principal Occupation During Past Five Years   Held by this Trustee
Mary K. Bush    Trustee                       Since 1997.         President, Bush International                 Director of Brady
(56)                                          Serves until        (international financial advisory firm)       Corporation
3509 Woodbine                                 retirement or                                                     (industrial
Street,                                       removal.                                                          identification and
Chevy Chase,                                                                                                    specialty coated
MD 20815                                                                                                        material products
                                                                                                                manufacturer),
                                                                                                                Millennium
                                                                                                                Chemicals, Inc.
                                                                                                                (commodity
                                                                                                                chemicals), Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation, and
                                                                                                                R.J. Reynolds
                                                                                                                Tobacco Holdings,
                                                                                                                Inc. (tobacco)
====================================================================================================================================
Richard H.      Trustee                       Since 1992.         Alexander Graham Bell Professor of            None
Egdahl, M.D.                                  Serves until        Health Care Entrepreneurship, Boston
(77)                                          retirement or       University; Professor of Management,
Boston University                             removal.            Boston University School of Management;
Healthcare                                                        Professor of Public Health, Boston
Entrepreneurship                                                  University School of Public Health;
Program,                                                          Professor of Surgery, Boston University
53 Bay State                                                      School of Medicine; and University
Road,                                                             Professor, Boston University
Boston, MA
02215
====================================================================================================================================
Margaret B.W.   Trustee                       Since 1990.         Founding Director, The Winthrop Group,        None
Graham (57)                                   Serves until        Inc. (consulting firm); Professor of
1001 Sherbrooke                               retirement or       Management, Faculty of Management,
Street West,                                  removal.            McGill University
Montreal,
Quebec, Canada
H3A 1G5
====================================================================================================================================
Marguerite A.   Trustee                       Since 1982.         President and Chief Executive Officer,        Director of New
Piret (56)                                    Serves until        Newbury, Piret & Company, Inc.                America High Income
One Boston                                    retirement or       (investment banking firm)                     Fund, Inc.
Place,                                        removal.                                                          (closed-end
28th Floor,                                                                                                     investment company)
Boston, MA
02108
====================================================================================================================================

Pioneer Value Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                Positions Held                Term of Office and                                                Other Directorships
Name and Age    With the Fund                 Length of Service   Principal Occupation During Past Five Years   Held by this Trustee
Stephen K.      Trustee                       Since 1993.         Senior Counsel, Sullivan & Cromwell           Director, The Swiss
West (76)                                     Serves until        (law firm)                                    Helvetia Fund, Inc.
125 Broad                                     retirement or                                                     (closed-end
Street,                                       removal.                                                          investment company)
New York, NY                                                                                                    and AMVESCAP PLC
10004                                                                                                           (investment
                                                                                                                managers)
====================================================================================================================================
John Winthrop   Trustee                       Since 1985.         President, John Winthrop & Co., Inc.          None
(68)                                          Serves until        (private investment firm)
One North                                     retirement or
Adgers Wharf,                                 removal.
Charleston, SC
29401


------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E.      Secretary                     Since September,    Secretary of PIM-USA; Senior Vice             None
Bourassa (56)                                 2003. Serves at     President-Legal of Pioneer; and
                                              the discretion of   Secretary/Clerk of most of PIM-USA's
                                              Board.              subsidiaries since October 2000;
                                                                  Secretary of all of the Pioneer Funds
                                                                  since September 2003 (Assistant
                                                                  Secretary from November 2000 to
                                                                  September 2003); and Senior Counsel,
                                                                  Assistant Vice President and Director of
                                                                  Compliance of PIM-USA from April 1998
                                                                  through October 2000
====================================================================================================================================
Christopher J.  Assistant Secretary           Since September,    Assistant Vice President and Senior           None
Kelley (39)                                   2003. Serves at     Counsel of Pioneer since July 2002; Vice
                                              the discretion of   President and Senior Counsel of BISYS
                                              Board.              Fund Services, Inc. (April 2001 to June
                                                                  2002); Senior Vice President and Deputy
                                                                  General Counsel of Funds Distributor,
                                                                  Inc. (July 2000 to April 2001; Vice
                                                                  President and Associate General Counsel
                                                                  from July 1996 to July 2000); Assistant
                                                                  Secretary of all of the Pioneer Funds
                                                                  since September 2003
====================================================================================================================================

Pioneer Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                        Positions Held        Term of Office and                                                Other Directorships
Name and Age            With the Fund         Length of Service   Principal Occupation During Past Five Years   Held by this Trustee
David C. Phelan         Assistant Secretary   Since September,    Partner, Hale and Dorr LLP; Assistant         None
(47)                                          2003. Serves at     Secretary of all of Pioneer Funds since
                                              the discretion of   September 2003
                                              Board.
====================================================================================================================================
Vincent Nave            Treasurer             Since November,     Vice President-Fund Accounting,               None
(59)                                          2000. Serves at     Administration and Custody Services of
                                              the discretion of   Pioneer (Manager from September 1996 to
                                              Board.              February 1999); and Treasurer of all of
                                                                  the Pioneer Funds (Assistant Treasurer
                                                                  from June 1999 to November 2000)
====================================================================================================================================
Mark E. Bradley         Assistant             Since November,     Deputy Treasurer of Pioneer since 2004;       None
(45)                    Treasurer             2004.               Treasurer and Senior Vice President, CDC
                                              Serves at the       IXIS Asset Management Services from 2002
                                              discretion of the   to 2003; Assistant Treasurer and Vice
                                              Board               President, MFS Investment Management
                                                                  from 1997 to 2002; and Assistant
                                                                  Treasurer of all of the Pioneer Funds
                                                                  since November 2004
====================================================================================================================================
Luis I. Presutti        Assistant             Since November,     Assistant Vice President-Fund                 None
(39)                    Treasurer             2000.               Accounting, Administration and Custody
                                              Serves at the       Services of Pioneer (Fund Accounting
                                              discretion of the   Manager from 1994 to 1999); and
                                              Board               Assistant Treasurer of all of the
                                                                  Pioneer Funds since November 2000
====================================================================================================================================
Gary Sullivan           Assistant             Since May, 2002.    Fund Accounting Manager-Fund Accounting,      None
(46)                    Treasurer             Serves at the       Administration and Custody Services of
                                              discretion of the   Pioneer; and Assistant Treasurer of all
                                              Board               of the Pioneer Funds since May 2002

====================================================================================================================================

Pioneer Value Fund
--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------


                        Positions Held        Term of Office and                                                Other Directorships
Name and Age            With the Fund         Length of Service   Principal Occupation During Past Five Years   Held by this Trustee
Katherine Kim           Assistant             Since September,    Fund Administration Manager-Fund              None
Sullivan (30)           Treasurer             2003.               Accounting, Administration and Custody
                                              Serves at the       Services since June 2003; Assistant Vice
                                              discretion of the   PresidentMutual Fund Operations of State
                                              Board               Street Corporation from June 2002 to
                                                                  June 2003 (formerly Deutsche Bank Asset
                                                                  Management); Pioneer Fund Accounting,
                                                                  Administration and Custody Services
                                                                  (Fund Accounting Manager from August
                                                                  1999 to May 2002, Fund Accounting
                                                                  Supervisor from 1997 to July 1999);
                                                                  Assistant Treasurer of all of the
                                                                  Pioneer Funds since September 2003
====================================================================================================================================
Martin J.               Chief Compliance      Since October,      Chief Compliance Officer of Pioneer           None
Wolin (37)              Officer               2004.               (Director of Compliance and Senior
                                              Serves at the       Counsel from November 2000 to September
                                              discretion of the   2004); Vice President and Associate
                                              Board               General Counsel of UAM Fund Services,
                                                                  Inc. (mutual fund administration
                                                                  company) from February 1998 to November
                                                                  2000; and Chief Compliance Officer of
                                                                  all of the Pioneer Funds.
====================================================================================================================================
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.
====================================================================================================================================

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

Call us for:

Account Information, including existing
accounts, new accounts, prospectuses,
applications and service forms                                    1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com


16411-00-1104
(C)2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non-routine filings of its Form N-1A, totaled approximately $44,800 in 2004 and approximately
$42,150 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
September 30, 2004 and 2003. Additionally, there were fees for tax compliance services in 2003 that totaled approximately $4,100 for the 2002 tax returns.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,000 in 2004 and $3,600 in 2003.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
September 30, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004 and $31,000 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended September 30, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November XX, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November XX, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November XX, 2004

* Print the name and title of each signing officer under his or her signature.